VENERABLE LETTERHEAD

JAY LEMONCELLI
AVP & SR. COUNSEL
PHONE: (610) 249-9504 | EMAIL: jay.lemoncelli@venerable.com

April 23, 2024
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Updating Summary Prospectus Title: GoldenSelect DVA Plus®
File Nos.: 033-59261 and 811-05626
Rule 497(k) VPU Filing

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company (the "Company") and its Separate Account B, we hereby submit pursuant to Rule 497(k) of the Securities Act of 1933, as amended (the “1933 Act”), the Updating Summary Prospectus, dated May 1, 2024, for the GoldenSelect DVA Plus® variable annuity contract (the “Contract”). The statutory prospectus for the Contract is contained within the above-referenced Registration Statement, which was filed earlier today with the U.S. Securities and Exchange Commission under Rule 485(b) of the 1933 Act.

The Updating Summary Prospectus for the Contract will be first used beginning May 1, 2024. The Contract is no longer offered for new sales. Consequently, an Initial Summary Prospectus will not be developed or used for the Contract.

If you have any questions regarding this submission, please call the undersigned at 610-249-9504.

Sincerely,

/s/ Jay Lemoncelli
Jay Lemoncelli